EMPLOYEE RELATED LIABILITIES (Schedule of Estimated Amounts in Accumulated Other Comprehensive Income to be Recognized over the Next Fiscal Year) (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE RELATED LIABILITIES [Abstract]
Transition obligation (asset)
Prior service cost
Net actuarial (gain) or loss	$ 97	$ 70